SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUPPLEMENT DATED JULY 21, 2006

TO PROSPECTUSES DATED DECEMBER 31, 2003
FOR KEYPORT ADVISOR OPTIMA AND KEYPORT OPTIMA

ISSUED BY KEYPORT VARIABLE ACCOUNT A

This supplement describes changes to the certain investment options offered under your Certificate. The names of the following investment options have changed:

Old Name	New Name

AllianceBernstein Total Return Portfolio	AllianceBernstein Balanced Shares Portfolio

AllianceBernstein International Portfolio	AllianceBernstein International Research Growth Portfolio

Colonial Small Cap Value Fund, Variable Series	Columbia Small Cap Value Fund, Variable Series

Liberty Asset Allocation Fund, Variable Series	Columbia Asset Allocation Fund, Variable Series

Liberty Growth & Income Fund, Variable Series	Columbia Large Cap Value Fund, Variable Series

Liberty Money Market Fund, Variable Series	Columbia Money Market Fund, Variable Series

Liberty Federal Securities Fund, Variable Series	Columbia Federal Securities Fund, Variable Series

Please retain this supplement with your prospectus for future reference.